Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 3,429,800	¥ 3,366,500	¥ 2,877,100
Total expenses	[2]	3,344,700	2,527,200	2,396,700
Income before income tax expense		85,060	839,298	480,375
Net income		75,725	601,694	389,131
Total assets at end of fiscal year		197,611,195	204,255,642	200,456,300
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	1,705,500	2,002,400	1,748,300
Total expenses	[2]	2,082,600	1,582,500	1,712,300
Income before income tax expense		(377,100)	419,900	36,000
Net income		(331,400)	231,300	5,700
Total assets at end of fiscal year		133,443,500	142,587,800	138,832,300
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	792,100	654,900	500,300
Total expenses	[2]	696,500	478,800	303,200
Income before income tax expense		95,600	176,100	197,100
Net income		85,300	152,700	167,600
Total assets at end of fiscal year		25,913,500	28,135,900	30,262,000
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	66,000	64,000	70,300
Total expenses	[2]	46,100	38,500	29,100
Income before income tax expense		19,900	25,500	41,200
Net income		17,000	23,700	38,800
Total assets at end of fiscal year		4,824,700	4,380,400	4,203,300
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	249,700	197,400	190,700
Total expenses	[2]	203,200	172,600	136,200
Income before income tax expense		46,500	24,800	54,500
Net income		34,600	21,300	39,500
Total assets at end of fiscal year		15,322,500	11,677,800	10,629,100
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	616,500	447,800	367,500
Total expenses	[2]	316,300	254,800	215,900
Income before income tax expense		300,200	193,000	151,600
Net income		270,200	172,700	137,500
Total assets at end of fiscal year		¥ 18,107,000	¥ 17,473,700	¥ 16,529,600

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.